Property And Equipment, Net	12 Months Ended
Dec. 31, 2014
Property And Equipment, Net [Abstract]
Property And Equipment, Net

NOTE 6:-      PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2014

Cost:
Computers, manufacturing, peripheral equipment	$75,337	$81,855
Office furniture and equipment	3,516	2,876
Leasehold improvements	1,435	1,049

	80,288	85,780
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	42,091	50,271
Office furniture and equipment	1,898	1,616
Leasehold improvements	1,054	755

	45,043	52,642

Depreciated cost	$35,245	$33,138

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were $ 11,493, $ 13,111 and $ 11,377 respectively.

During 2012, 2013 and 2014 and mainly as part of restructuring plans, the Company wrote off property and equipment in the total net amount of $0 $ 2,559 and $ 2,367, respectively.

Changes of property and equipment not resulted in cash flow outflows as of December 31, 2013 and 2014 amounted of $ 946 and $ (982), respectively.